Receivables and Related Allowances - Schedule of Allowance for Uncollectibles (Detail) - Allowance for Uncollectibles - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	$ 2,111	$ 2,524	$ 2,270
Additions charged to expense	2,959	2,310	3,264
Accounts written off, less recoveries	(2,902)	(2,723)	(3,010)
Ending Balance	$ 2,168	$ 2,111	$ 2,524